DERIVATIVES - Offsetting of Financial Assets and Liabilities and Derivative Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets
Net Amount Presented in the Balance Sheets	$ 63	$ 26
Liabilities
Net Amount Presented in the Balance Sheets	106	140
Derivative
Assets
Gross Amount Recognized	63	26
Gross Amount Offset in the Balance Sheets	18	8
Net Amount Presented in the Balance Sheets	45	18
Gross Amount not Offset in the Balance Sheets	0	0
Net Amount	45	18
Liabilities
Gross Amount Recognized	19	8
Gross Amount Offset in the Balance Sheets	18	8
Net Amount Presented in the Balance Sheets	1	0
Gross Amount not Offset in the Balance Sheets	0	0
Net Amount	1	0
Other financial assets
Assets
Gross Amount Recognized	2	1
Gross Amount Offset in the Balance Sheets	0	0
Net Amount Presented in the Balance Sheets	2	1
Gross Amount not Offset in the Balance Sheets	0	0
Net Amount	2	1
Other invested assets
Assets
Gross Amount Recognized	65	27
Gross Amount Offset in the Balance Sheets	18	8
Net Amount Presented in the Balance Sheets	47	19
Gross Amount not Offset in the Balance Sheets	0	0
Net Amount	47	19
Other financial liabilities
Liabilities
Gross Amount Recognized	72	42
Gross Amount Offset in the Balance Sheets	0	0
Net Amount Presented in the Balance Sheets	72	42
Gross Amount not Offset in the Balance Sheets	0	0
Net Amount	72	42
Other liabilities
Liabilities
Gross Amount Recognized	91	50
Gross Amount Offset in the Balance Sheets	18	8
Net Amount Presented in the Balance Sheets	73	42
Gross Amount not Offset in the Balance Sheets	0	0
Net Amount	$ 73	$ 42